(Translation)

SEMI-ANNUAL REPORT

(The Eighth Term)
From:  October 1, 2001
To:  March 31, 2002

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

SEMI-ANNUAL REPORT

(The Eighth Term)
From:  October 1, 2001
To:  March 31, 2002

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

SEMI-ANNUAL REPORT
(The Eighth Term)
From:  October 1, 2001
To:  March 31, 2002

To: Director-General of Kanto Local Finance Bureau

                                           Filing Date: June 28, 2002

Name of the Registrant Fund:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative  Charles E. Porter
of Trustees:                               Executive Vice President, Treasurer

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U.S.A.

Name and Title of Attorney-in-fact:        Akihiro Wani
                                           Attorney-at-Law
                                           Signature [Akihiro Wani]
                                           ------------------------
                                                   (Seal)

Address of Location of Attorney-in-fact:   Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                   Akihiro Wani
                                           Attorney-at-Law

Place of Liaison Contact:                  Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052

Phone Number:                              03-3224-0020

Places where a copy of this Semi-annual Report is available for Public
Inspection

Not applicable.

(Total number of pages of this Semi-annual Report is 10 including the front page)

C O N T E N T S

                                                      This
                                                     English       Japanese
                                                   Translation     Original

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio             1              1

(2) Results of Past Operations                          2              1

a. Record of Changes in Net Assets                      2              1

b. Record of Distributions Paid                         2              1

c. Record of Rate of Return                             4              3

(3) Record of Sales and Repurchases                     4              3

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND         5              4

III. OUTLINE OF THE FUND AND INVESTMENT MANAGEMENT
     COMPANY

1. FUND                                                 6             21

(1) Amount of Capital Stock                             6             21

(2) Description of Business and Outline of Operation    6             21

(3) Miscellaneous                                       6             21

2. INVESTMENT MANAGEMENT COMPANY                        6             21

(1) Amount of Capital                                   6             21

(2) Summary of Business Lines and Business Operation    7             21

(3) Miscellaneous                                       7             21

IV. OUTLINE OF THE FINANCIAL STATUS OF THE
    INVESTMENT MANAGEMENT COMPANY                       8             22

I. STATUS OF INVESTMENT FUND ("Putnam U.S. Government Income Trust") ("Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

                                                    (As of the end of May 2002)
-------------------------------------------------------------------------------
Types of Assets         Name of Country       Total USD    Investment Ratio (%)
-------------------------------------------------------------------------------
U.S. Government Agency
Mortgages                United States      2,335,334,118         79.81
-------------------------------------------------------------------------------
U.S. Treasury
Obligations              United States        121,066,000          4.14
-------------------------------------------------------------------------------
Cash, Deposit and
Other Assets
(After deduction
of liabilities)                               469,549,725         16.05
-------------------------------------------------------------------------------
Total                                       2,925,949,843        100.00
-------------------------------------------------------------------------------
(Net Asset Value)                     JPY 361,209 million
-------------------------------------------------------------------------------

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("USD" or "$") into Japanese Yen is JPY123.45 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the May 31, 2002 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations
a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month during the one-year period up to and including the end of May 2002 is as follows:


------------------------------------------------------------------------------------------
                                 Total Net Asset Value         Net Asset Value per Share
------------------------------------------------------------------------------------------
                        USD (thousands)       Yen  (millions)        USD         Yen
------------------------------------------------------------------------------------------
2001 End of June               138,418                17,088       12.72       1,570
------------------------------------------------------------------------------------------
            July               140,250                17,314       12.93       1,596
------------------------------------------------------------------------------------------
            August             139,866                17,266       12.95       1,599
------------------------------------------------------------------------------------------
            September          144,285                17,812       13.08       1,615
------------------------------------------------------------------------------------------
            October            145,121                17,915       13.16       1,625
------------------------------------------------------------------------------------------
            November           140,569                17,353       13.00       1,605
------------------------------------------------------------------------------------------
            December           132,448                16,351       12.88       1,590
------------------------------------------------------------------------------------------
2002 End of January            130,389                16,097       12.95       1,599
------------------------------------------------------------------------------------------
            February           126,823                15,656       13.02       1,607
------------------------------------------------------------------------------------------
            March              123,770                15,279       12.81       1,581
------------------------------------------------------------------------------------------
            April              124,864                15,414       12.99       1,604
------------------------------------------------------------------------------------------
            May                127,297                15,715       13.01       1,606
------------------------------------------------------------------------------------------


Note:  Operations of Class M Shares were commenced on February 6, 1995.

b. Record of Distributions Paid (Class M Shares)

               Fiscal Year                   Amount paid per Share
---------------------------------------------------------------------
       The Seventh Fiscal Year

          (10/1/00- 9/30/01)                    USD 0.722 (JPY89)
---------------------------------------------------------------------

Note: Record of distribution paid during the period from February 1995 through May 2002 is as follows:



----------------------------------------------------------------------------------------------------------
             Ex-dividend                        NAV           Ex-dividend                      NAV
Year            Date         Dividend ($)     per Share ($)      Date        Dividend ($)    per Share ($)
----------------------------------------------------------------------------------------------------------
1995             --              --                             Jul. 5         0.074           12.83
----------------------------------------------------------------------------------------------------------
                Feb.6         0.074             12.29           Aug. 7         0.074           12.71
----------------------------------------------------------------------------------------------------------
                Mar. 6        0.076             12.34           Sep. 5         0.074           12.84
----------------------------------------------------------------------------------------------------------
                Apr. 5        0.074             12.47           Oct. 5         0.073           12.91
----------------------------------------------------------------------------------------------------------
                May 5         0.076             12.69           Nov. 6         0.072           12.97
----------------------------------------------------------------------------------------------------------
                Jun. 5        0.075             12.89           Dec. 6         0.072           13.05
----------------------------------------------------------------------------------------------------------
1996            Jan. 5        0.072             13.09           Jul. 5         0.065           12.39
----------------------------------------------------------------------------------------------------------
                Feb. 5        0.072             13.11           Aug. 5         0.065           12.66
----------------------------------------------------------------------------------------------------------
                Mar. 8        0.070             12.70           Sep. 6         0.064           12.42
----------------------------------------------------------------------------------------------------------
                Apr. 8        0.070             12.59           Oct. 7         0.064           12.68
----------------------------------------------------------------------------------------------------------
                May 6         0.068             12.46           Nov. 5         0.064           12.80
----------------------------------------------------------------------------------------------------------
                Jun. 7        0.066             12.44           Dec. 6         0.064           12.84
----------------------------------------------------------------------------------------------------------
1997            Jan. 8        0.064             12.73           Jul. 11        0.066           12.90
----------------------------------------------------------------------------------------------------------
                Feb. 7        0.065             12.82           Aug. 11        0.067           12.85
----------------------------------------------------------------------------------------------------------
                Mar. 7        0.065             12.75           Sep. 10        0.066           12.86
----------------------------------------------------------------------------------------------------------
                Apr. 8        0.064             12.57           Oct. 10        0.066           12.93
----------------------------------------------------------------------------------------------------------
                May 12        0.064             12.73           Nov. 10        0.067           12.96
----------------------------------------------------------------------------------------------------------
                Jun. 10       0.066             12.78           Dec. 10        0.070           13.01
----------------------------------------------------------------------------------------------------------
1998            Jan. 12       0.068             13.12           Jul. 10        0.066           13.03
----------------------------------------------------------------------------------------------------------
                Feb. 10       0.067             13.03           Aug. 10        0.066           13.01
----------------------------------------------------------------------------------------------------------
                Mar. 10       0.067             13.01           Sep. 11        0.066           13.10
----------------------------------------------------------------------------------------------------------
                Apr. 13       0.066             12.99           Oct. 12        0.066           13.08
----------------------------------------------------------------------------------------------------------
                May 11        0.066             12.97           Nov. 10        0.066           13.02
----------------------------------------------------------------------------------------------------------
                Jun. 10       0.066             13.04           Dec. 10        0.066           13.08
----------------------------------------------------------------------------------------------------------
1999            Jan. 11       0.066             13.01           Jul. 12        0.063           12.61
----------------------------------------------------------------------------------------------------------
                Feb. 10       0.063             13.00           Aug. 10        0.063           12.23
----------------------------------------------------------------------------------------------------------
                Mar. 10       0.063             12.87           Sep. 10        0.063           12.48
----------------------------------------------------------------------------------------------------------
                Apr. 12       0.063             12.93           Oct. 11        0.064           12.45
----------------------------------------------------------------------------------------------------------
                May 10        0.063             12.82           Nov. 10        0.063           12.50
----------------------------------------------------------------------------------------------------------
                Jun. 10       0.063             12.56           Dec. 10        0.063           12.49
----------------------------------------------------------------------------------------------------------
2000            Jan. 10       0.064             12.20           Jul. 10        0.064           12.37
----------------------------------------------------------------------------------------------------------
                Feb. 10       0.063             12.08           Aug. 10        0.063           12.47
----------------------------------------------------------------------------------------------------------
                Mar. 10       0.064             12.18           Sep. 11        0.063           12.44
----------------------------------------------------------------------------------------------------------
                Apr. 10       0.063             12.37           Oct. 10        0.063           12.47
----------------------------------------------------------------------------------------------------------
                May 10        0.063             12.11           Nov. 10        0.063           12.48
----------------------------------------------------------------------------------------------------------
                Jun. 12       0.063             12.32           Dec. 8         0.064           12.66
----------------------------------------------------------------------------------------------------------
2001            Jan. 10       0.063             12.79           Jul. 10        0.057           12.75
----------------------------------------------------------------------------------------------------------
                Feb. 12       0.064             12.78           Aug. 10.       0.057           12.88
----------------------------------------------------------------------------------------------------------
                Mar. 12       0.063             12.79           Sep. 10        0.057           12.92
----------------------------------------------------------------------------------------------------------
                Apr. 10       0.057             12.76           Oct. 10        0.057           13.01
----------------------------------------------------------------------------------------------------------
                May 10        0.057             12.74           Nov. 12        0.057           13.04
----------------------------------------------------------------------------------------------------------
                Jun. 11       0.057             12.75           Dec. 11        0.057           12.83
----------------------------------------------------------------------------------------------------------
2002            Jan. 10       0.057             12.89             Jul.
----------------------------------------------------------------------------------------------------------
                Feb. 10       0.057             12.97             Aug.
----------------------------------------------------------------------------------------------------------
                Mar. 11       0.057             12.81             Sep.
----------------------------------------------------------------------------------------------------------
                Apr. 10       0.057             12.86             Oct.
----------------------------------------------------------------------------------------------------------
                May 10        0.051             12.95             Nov.
----------------------------------------------------------------------------------------------------------
                 Jun.                                             Dec.
----------------------------------------------------------------------------------------------------------


c. Record of Rate of Return

----------------------------------------------------------------
         Fiscal Year                    Rate or Return (%)
----------------------------------------------------------------
   The Seventh Fiscal Year

    (10/1/00- 9/30/01)                       10.56
----------------------------------------------------------------

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

                                                          Cumulative increase
                                                          ratio by
Overall yield on investment (%)= 100 _ NAV at term end _  distribution - 1
                                       ---------------------------------------
                                            NAV at beginning of term

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:
The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus1.

(3) Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of May 2002 are as follows: (6/1/01-5/31/02)

-------------------------------------------------------------------------
                            Number of Shares             Number of
Number of Shares Sold         Repurchased            Outstanding Shares
-------------------------------------------------------------------------
     2,956,565                 3,530,577                 9,787,353
    (1,211,900)               (1,909,880)               (8,160,380)
-------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III.  OUTLINE OF THE FUND AND INVESTMENT MANAGEMENT COMPANY

1. Outline of the Fund

(1) Amount of Capital Stock

Not applicable.

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(3) Miscellaneous

There has been, or is, no litigation or fact which had or would have, a material effect on the Fund during the six months before the filing of this report.

2. Outline of the Investment Management Company

(1) Amount of Capital (as of May 31, 2002)

1. Amount of Capital:

    $334,727,896

2. Number of authorized shares of capital stock:

    1,000

3. Number of outstanding shares of capital stock:

    1,000

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

   Year                     Amount of Capital
                       (Total Stockholders' Equity)

End of 1997                    $48,617,160
End of 1998                   $425,782,007
End of 1999                   $198,676,287
End of 2000                   $209,635,521
End of 2001                   $170,497,323

(2) Summary of Business Lines and Business Operation

The end of May 2002, Investment Management Company managed, advised, and; or administered the following 115 funds and fund portfolios (having an aggregate net asset value of nearly $208 billion).

                                              (As of the end of May 2002)
-------------------------------------------------------------------------
                               Number of            Total Net Asset
Principal Characteristics      the Funds            Value ($million)
-------------------------------------------------------------------------
Open-end equity fund              53                   $117,919.75
-------------------------------------------------------------------------
Open-end balanced fund            13                    $46,472.35
-------------------------------------------------------------------------
Open-end bond fund                35                    $39,601.37
-------------------------------------------------------------------------
Closed-end bond fund              14                     $3,692.93
-------------------------------------------------------------------------
Total                            115                   $207,686.40
-------------------------------------------------------------------------

(3) Miscellaneous

There has been, or is, no litigation or fact which had or would have, a material effect on the Investment Management Company during the six months before the filing of this report.

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP in the U.S.A. is responsible for this part.
Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

(Translation)

AMENDMENT TO
SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

To: Director-General of Kanto Local Finance Bureau
                                                     Filing Date: June 28, 2002

Name of the Registrant Trust:       PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of          Charles E. Porter
Representative                      Executive Vice President, Treasurer
of Trustees:

Address of Principal Office:        One Post Office Square
                                    Boston, Massachusetts 02109
                                    U.S.A.

Name and Title of Attorney-in-fact: Akihiro Wani
                                    Attorney-at-Law
                                    Signature [Akihiro Wani]
                                    -------------------------
                                           (Seal)

Address or  Location of             Mitsui, Yasuda, Wani & Maeda
Attorney-in-fact:                   Akasaka a2.14 Plaza Bldg.
                                    14-32, Akasaka 2-chome
                                    Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:            Akihiro Wani
                                    Attorney-at-Law

Place of Liaison Contact:           Mitsui, Yasuda, Wani & Maeda
                                    Akasaka 2.14 Plaza Bldg.
                                    14-32, Akasaka 2-chome
                                    Minato-ku, Tokyo 107-0052 Japan

Phone Number:                       03-3224-0020

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 87.15 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share in respect of 87.15 million Class M Shares. (The maximum amount expected to be sold is 1,128.59 million U.S. dollars (JPY 139 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY123.45 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2002 (U.S.$12.95) by 87.15 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 4 including front and back pages.)

I. Reason For Filing This Amendment to Securities Registration
Statement:

This statement amends and updates the relevant information of the Securities Registration Statement ("Original SRS") filed on March 18, 2002 (as amended by the Amendments to the Securities Registration Statement dated March 29, 2002 and June ) due to the fact that the aforementioned Semi-annual Report was filed today. This statement also supplements the fact that the merger of Kokusai Securities Co., Ltd. acting as Distributor in Japan is scheduled for September 1, 2002.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part I. INFORMATION CONCERNING SECURITIES (page 1 of the Original SRS)

I. Foreign Investment Fund Securities

[Before Amendment]

<Omitted>

10. PLACE OF SUBSCRIPTION:

Kokusai Securities Co., Ltd. (hereinafter referred to as "Kokusai" or the "Distributor")

Tokyo Sumitomo Twin Building, East,
27-1, Shinkawa 2-chome Chuo-ku, Tokyo 104-0033, Japan

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

<Omitted>

[After Amendment]

<Omitted>

10. PLACE OF SUBSCRIPTION:

Kokusai Securities Co., Ltd. (hereinafter referred to as "Kokusai" or the "Distributor")

Tokyo Sumitomo Twin Building, East,
27-1, Shinkawa 2-chome Chuo-ku, Tokyo 104-0033, Japan

Note 1: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

Note 2: Kokusai Securities Co., Ltd. is scheduled to be merged with Tokyo-Mitsubishi Securities Co., Ltd., Tokyo-Mitsubishi Personal Securities Co., Ltd. and Issei Securities Co., Ltd. as of September 1, 2002. Official name of the new company will be Mitsubishi Securities Co., Ltd.

<Omitted>

Part II. INFORMATION ON THE ISSUER (page 4 of the Original SRS)

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment                    After amendment

   [Original SRS]                   [Aforementioned Semi-annual Report]


I. DESCRIPTION OF THE FUND          I. STATUS OF INVESTMENT PORTFOLIO OF THE
                                       FUND

5. Status of Investment Portfolio

(A) Diversification of Investment   (1) Diversification of Investment Portfolio
    Portfolio                       (the aforementioned Semi-annual Report,
                                    page 1)

(B) Results of Past Operations      (2) Results of Past Operations

II. OUTLINE OF THE FUND AND
    INVESTMENT MANAGEMENT COMPANY   III. OUTLINE OF THE FUND AND INVESTMENT
                                         MANAGEMENT COMPANY

1. Outline of the Fund              1. Outline of the Fund

(E) Amount of Capital Stock         (1) Amount of Capital Stock (Ditto,
                                        page 21)

(I) Description of Business and     (2) Description of Business and Outline
    Outline of Operation                of Operation (Ditto, page 21)

2. Outline of the Investment        2. Outline of the Investment Management
   Management Company                  Company

(E) Amount of Capital               (1) Amount of Capital (Ditto, page 21)

(I) Summary of Business Lines       (2) Summary of Business Lines and
    and Business Operation              Business Operation (Ditto, page 21)

With respect to Section IV the Financial Condition of the Fund in the Original SRS, Item II Outline of the Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, page 4) is added to the Original SRS.

Part III. SPECIAL INFORMATION (page 5 of the Original SRS)

With respect to Section II the Financial Condition of the Investment Management Company in the Original SRS, Item IV Outline of the Financial Status of the Investment Management Company in the aforementioned
Semi-annual Report (Ditto, page 23) is added to the Original SRS.